Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

Note 14 – Commitments and contingencies

A.Litigation:

On February 12, 2023, Murchinson Ltd., BPY Limited, Nomis Bay Ltd., Boothbay Absolute Return Strategies, LP. and Boothbay Diversified Alpha Master Fund, LP., (collectively “Murchinson”) filed a statement of claim in the Central District Court in Israel (the “Court”), alleging that certain shares of the Company, registered under Form S8, filed with the SEC on January 27, 2023, were allocated unlawfully and in bad faith, resulting in the deprivation of shareholders’ rights. The Company filed a statement of defense and certain discovery affidavits were exchanged between the parties. On April 28, 2025, the parties filed a joint motion for withdrawal of the claim, which was approved by the Court on April 29, 2025.

On February 27, 2023, the Company filed a statement of claim in the Central District Court in Israel, alleging that Murchinson had no right, pursuant to Israeli law, to convene a special meeting of shareholders because they were not shareholders of the Company (but rather ADS holders). Murchinson filed a statement of defense and certain discovery affidavits were exchanged between the parties. Following a pre-trial hearing on June 18, 2023, the Court ordered that the matter will be stayed until the Court rules on the claim that Murchinson filed on March 26, 2023 (as detailed below). On November 21, 2024, the Court ruled in favor of Murchinson in the statement of claim that Murchinson filed on March 26, 2023. On April 28, 2025, the parties filed a joint motion for withdrawal of the claim, which was approved by the Court on April 29, 2025.

On March 26, 2023, Murchinson filed a statement of claim, along with a motion for temporary injunctive relief, in the Central District Court in Israel, alleging that Murchinson had the right, pursuant to Israeli law, to convene a special meeting of shareholders on March 20, 2023, and that the resolutions approved in that special general meeting were legal and binding. On November 21, 2024, the Court issued its ruling on the claim. The Court accepted Murchinson’s claim that as ADR holders of the Company, Murchinson were within their rights to convene the special meeting of shareholders on March 20, 2023, and therefore the special meeting of shareholders was legal and binding. Consequently, the Court ruled that the resolutions adopted at the special meeting of shareholders on March 20, 2023 were valid and binding. The Court also ordered the Company to pay Murchinson 200,000 NIS in legal fees. On January 20, 2025, the Court’s ruling became final (considering that the Company did not file an appeal until that date). On December 11, 2024, Murchinson sent a demand letter in which it demanded that the Company reimburse their costs related to the special meeting of shareholders on March 20, 2023, including litigation costs, pursuant to section 64(b) of the Companies Law. Murchinson did not commence a legal proceeding in connection with this demand letter. At this stage, the Company cannot estimate the chances of the demand to be accepted.

Note 14 – Commitments and contingencies (Cont.)

A.Litigation (Cont.):

On August 31, 2023, Murchinson filed a statement of claim in the Central District Court in Israel, against the Company and Mr. Yoav Stern, alleging that the Company wrongfully counted certain proxy cards during the Company’s annual general meeting of shareholders held on September 7, 2023 and that as a result certain members of the board were removed and replaced by Murchinson’s nominees and other members of the board were removed entirely. The Company filed a counterstatement of claim on January 18, 2024, and its statement of defense on January 21, 2024. On September 23, October 27 and November 25, 2024, hearings were held. On April 23, 2025, the Company filed a motion to schedule a hearing regarding the need (or lack thereof) to adjudicate the claim and counterclaim, alleging that this matter had become moot due to changes in the Company’s board of directors that took place in the recent months. Murchinson filed its response to the motion and the response on April 29, 2025. On April 30, 2025, the court granted the Company’s motion to extend the deadline for filing briefs, and set the deadline for submitting briefs for June and July 2025. On May 19, 2025, the Company filed motions to dismiss the claim, claiming that due to changes in the Company’s board of directors the claims had become moot. On June 9, 2025, Murchinson filed their responses to the motions to dismiss. On June 12, 2025, Murchinson filed its summary brief. On July 16, 2025, the court granted the Company’s motion to extend the deadline for filing briefs within 30 days from the date of the decision on the motions to dismiss. A hearing is scheduled for September 7, 2025.

On March 27, 2023, the Company filed a complaint in the United States District Court for the Southern District of New York, alleging that EOM Management LTD, Nomis Bay Ltd., and BPY Ltd. (together in this paragraph, “Murchinson”), Anson Advisors Inc., Anson Funds Management LP, and Anson Management GP LLC (together, “Anson”), and Boothbay Fund Management, LLC, Boothbay Absolute Return Strategies LP and Boothbay Diversified Alpha Master Fund, LP (together, “Boothbay”) improperly engaged in coordinated efforts to acquire a large stake in the Company and interfered with its business operations, in violation of U.S. securities laws and New York law. The complaint also alleged that the defendants’ conduct violated Section 13(d) of the Exchange Act and constituted breach of contract, tortious interference with prospective business relationships, and unjust enrichment. On May 2, 2023 and June 23, 2023, Murchinson and Anson filed amended disclosures with the SEC. On July 10, 2023, the United States District Court dismissed the Company’s federal securities claims against Murchinson, Anson, and Boothbay and declined to exercise supplemental jurisdiction concerning the Company’s state law claims, dismissing them without prejudice. On August 9, 2023, the Company appealed the District Court’s decision to dismiss the Company’s claims arising under Section 13(d) of the Exchange Act. On May 20, 2024, the United States Court of Appeals for the Second Circuit affirmed the District Court’s decision.

On July 14, 2023, the Company filed a complaint in the Supreme Court of the State of New York, alleging that Murchinson and Anson breached multiple provisions of the contract that governs their holdings of ADS certificates of the Company. On August 3, 2023, the Supreme Court of the State of New York denied the Company’s motion for a preliminary injunction and temporarily stayed the Company’s claim until the Central District Court in Israel issued a ruling regarding Murchinson’s right, pursuant to Israeli law, to convene a special meeting of shareholders on March 20, 2023. On July 31, 2025, the Company served and filed a Notice of Discontinuance, which disposed of all claims in this action without prejudice.

On May 1, 2023, Murchinson filed a complaint in the United States District Court for the Southern District of New York, alleging that the Company and its directors violated New York Civil Rights Law §§ 70a and 76a when they initiated the above-referenced litigation in the United States District Court for the Southern District of New York. On August 9, 2023, the Company filed a motion to dismiss the complaint in its entirety. On April 24, 2025, the motion to dismiss hearing was held before Judge Rochon. On May 14, 2025, the Southern District of New York granted the Company’s motion to dismiss for failure to state a claim under Federal Rule of Civil Procedure 12(b)(6) and dismissed the complaint with prejudice.

On July 20, 2023, Mr. Kfir Sapir, an ADR holder of the Company, filed a motion, in the Tel Aviv District Court in Israel, to certify a derivative action against the Company and its directors, in which he claimed that the directors breached their fiduciary duties in connection with the takeover bid the Company made in 2023 to acquire shares of Stratasys Ltd. The Company and the directors filed responses to the motion to certify a derivative action and a pre-trial hearing is held on June 11, 2025, in which the court ordered the claimant to notify the court by June 19, 2025, whether he wishes to maintain the motion to certify a derivative action or seeks to withdraw it. On July 10, 2025, the parties filed a joint motion for withdrawal of the claim, which was approved by the Court on July 28, 2025.

Note 14 – Commitments and contingencies (Cont.)

A.Litigation (Cont.):

On December 7, 2022, Mr. Kfir Sapir, an ADR holder of the Company, filed a discovery motion, in advance of a motion to certify a derivative action against the Company and its directors, in the Tel Aviv District Court in Israel, in which he requested the discovery of certain documents relating to the Company’s acquisition of DeepCube Ltd. (“DeepCube”). On October 19, 2023, following a response filed by the Company and based on Mr. Sapir’s statement that he intended to file a motion to certify a derivative action, the Court dismissed the discovery motion without prejudice. On September 5, 2023, Mr. Sapir filed a motion, in the Tel Aviv District Court in Israel, to certify a derivative action against the Company and its directors, alleging that the Company’s acquisition of DeepCube was unreasonable and that the directors breached their fiduciary duties by approving the acquisition of DeepCube.

The Company and the directors filed responses to the motion to certify a derivative action and a pre-trial hearing is scheduled for September 16, 2025.

On March 18, 2024, the Company filed a statement of claim, along with a motion for temporary injunctive relief, against Murchinson and Mr. Moshe Sarfati (“Sarfati”), a senior analyst at Murchinson, in the Central District Court in Israel, alleging that Murchinson and Sarfati breached their duty of good faith towards the Company and committed tortious interference with prospective business relationships by contacting senior officers at certain third-party companies with whom the Company had business discussions. Murchinson and Sarfati filed a response, and later, following the Court’s recommendation, the parties filed summary briefs. On April 28, 2025, the parties filed a joint motion for withdrawal of the claim, which was approved by the Court on April 29, 2025.

On December 16, 2024, Desktop Metal, Inc. filed a lawsuit against the Company and Nano US I, Inc. in the Court of Chancery of the State of Delaware. Desktop Metal alleged that the Company was in breach of the Agreement and Plan of Merger dated July 2, 2024, in which the Company agreed to acquire Desktop Metal in an all-cash transaction. Desktop Metal asserted that the Company was in breach because it failed to use “reasonable best efforts” to obtain regulatory approval from the Committee on Foreign Investment in the United States. Following trial on March 11-12, 2025, on March 24, 2025, the Court found for Desktop Metal and specifically instructed Nano to close its merger with Desktop Metal. The Company and Desktop Metal closed their merger on April 2, 2025.

On December 31, 2024, Desktop Metal, Inc. filed a lawsuit against the Company, Nano US I, Inc., Nano US II, Inc., and Markforged Holding Corporation in the Court of Chancery of the State of Delaware. Desktop Metal alleged that the Company was in breach of the Agreement and Plan of Merger dated July 2, 2024, in which the Company agreed to acquire Desktop Metal. On January 13, 2025, the Court granted Desktop Metal’s motion to expedite and set this lawsuit for trial on the same schedule as Desktop Metal, Inc. v. the Company and Nano US I, Inc., C.A. No. 2024-1303-KSJM. On January 22, 2025, Desktop Metal filed a Notice of Voluntary Dismissal of Markforged. The Company and Markforged closed their merger on April 25, 2025.

On July 8, 2025, Quinn Emanuel Urquhart & Sullivan, LLP (“Quinn”) filed a lawsuit against Nano Dimension Ltd. and Ofir Baharav, seeking to recover approximately $30 million allegedly owed to Quinn under Quinn’s contract with Desktop Metal. On August 1, 2025, defendants removed the action to the United States District Court for the District of Massachusetts on the ground that it is related to the bankruptcy cases filed by Desktop Metal and certain of its subsidiaries. Under a stipulation between the parties, defendants’ deadline to respond to the complaint is September 11, 2025.

On July 29, 2025, a former employee of the Company, filed a lawsuit against Nano Dimension USA, Inc. in the Superior Court of the Commonwealth of Massachusetts. The former employee alleged that the Company is in breach of his employment and other agreements and violated the Massachusetts Wage Act because it allegedly failed to provide certain pay and other benefits due to him.

On August 7, 2025, CRA International, Inc. filed a lawsuit against Nano Dimension Ltd. and Markforged Holding Corporation in the Superior Court of the Commonwealth of Massachusetts. CRA International alleged that the defendants breached an agreement with CRA International and violated Massachusetts consumer protection laws by allegedly failing to pay certain invoices associated with services performed by CRA International.

Note 14 – Commitments and contingencies (Cont.)

A.Litigation (Cont.):

On August 7, 2025, two former executives of Desktop Metal, filed a lawsuit against Nano Dimension Ltd. in the Court of Chancery of the State of Delaware. In said lawsuit, they alleged that the Company was in breach of the Agreement and Plan of Merger dated July 2, 2024, in which the Company agreed to acquire Desktop Metal, which they contend obligated the Company to cancel and replace outstanding, unvested RSUs issued by Desktop Metal them with Nano RSUs, which they further allege should have fully vested upon their resignations.

B.	Royalties to the Israel Innovation Authority (“IIA”):

Between the years 2014 to 2024, Nano Tech received several grants from the Israeli Innovation Authority (“IIA”), to finance development projects in an aggregate amount of up to $8,745, while the IIA share of financing the aforesaid amount was in a range of 30% to 85% of expenditures. As of December 31, 2024, Nano Tech received grants in the aggregate amount of $3,843. In consideration, Nano Tech undertook to pay the IIA royalties at the rate of 3% of the future sales up to the amount of the grants received. As of December 31, 2024, the maximum obligation with respect to the grants received from the IIA, contingent upon entitled future sales, is $2,673 million plus interest which may be increased, depending on the manufacturing volume that is performed outside Israel.